SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF CAPITAL STOCK

The change in the number of issued shares of capital stock during the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the Years Ended December 31,
	2023	2022	2021
Balance at the beginning of the year	239,489	237,889	227,960
Share issuance upon initial public offering	18,750	-	-
Exercise of stock options	2,652	1,600	-
Issuance of capital stock	-	-	4,540
Capital stock issued for acquisition of subsidiary	-	-	5,389
Balance at the end of the year	260,891	239,489	237,889